Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Operating Lease Minimum Payment
The Corporation leases various properties, vehicles, equipment and others under non-cancellable operating lease agreements.
Future minimum payments under operating leases are as follows:

(in millions of Canadian dollars)	2017	2016
No later than one year	28	23
Later than one year but no later than five years	37	33
More than five years	5	9

Capital and Raw Material Commitments
Capital and raw material commitments
Capital expenditures and raw material contracted at the end of the reporting date but not yet incurred are as follows:

	2017		2016
(in millions of Canadian dollars)	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS	RAW MATERIAL
No later than one year	51	8	36	2	73
Later than one year but no later than five years	—	14	—	3	258
More than five years	—	—	—	1	—
	51	22	36	6	331

c.
In 2017, the Corporation entered into a lease agreement for the building of its new containerboard converting plant in New Jersey. The building is currently under construction by the lessor and the lease will commence upon delivery of the building in 2018 for a period of 20 years. The lease will be accounted for as a finance lease and total payments will be $96 million for the duration of the lease.